T. ROWE PRICE Credit Opportunities Fund
August 31, 2025 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.3%
Other Asset-Backed Securities  0.3%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 775 811
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25 28
Total Asset-Backed Securities (Cost $854) 839
BANK LOANS  11.5% (2)
Broadcasting  1.0%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.43%, 8/21/28 (3) 419 419
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29  906 869
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29 (3) 290 279
E.W. Scripps, FRN, 1M TSFR + 5.75%, 10.015%, 6/30/28  224 225
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.179%,
10/11/29 (4) 299 294
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.87%,
12/31/29  330 297
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%,
2/19/30 (5) 994 885
3,268
Cable Operators  1.0%
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.65%, 1/18/28  725 722
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%, 4/15/27  1,805 1,762
Directv Financing, FRN, 1M TSFR + 5.50%, 2/18/31 (3) 23 22
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.43%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (6) 843 686
3,192
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.728%,
4/23/29  686 542
542
Financial  1.0%
Alera Group, FRN, 1M TSFR + 5.50%, 9.816%, 5/30/33  1,649 1,707
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.566%, 10/6/28  710 710
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.566%, 7/2/32  698 704
3,121

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.2%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.316%, 10/31/31  773 753
753
Health Care  0.4%
1261229 B.C., FRN, 1M TSFR + 6.25%, 10.566%, 10/8/30  600 591
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.566%, 1/15/31  600 600
1,191
Information Technology  3.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.796%, 2/23/32  564 577
Delta Topco, FRN, 3M TSFR + 5.25%, 9.421%, 11/29/30  1,260 1,257
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32  1,294 1,329
Kaseya, FRN, 1M TSFR + 5.00%, 9.316%, 3/20/33  2,223 2,226
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.296%, 5/9/33  2,757 2,745
X, 9.50%, 10/26/29  2,135 2,097
10,231
Manufacturing  1.3%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.78%, 9/28/28  760 742
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.557%, 5/21/29  1,446 1,446
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.057%, 5/21/29  286 286
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.566%, 7/29/29  1,588 1,593
4,067
Other Telecommunications  0.1%
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.316%, 6/1/28  432 439
439
Satellites  0.2%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.816%, 9/27/29  300 295
Viasat, FRN, 1M TSFR + 4.50%, 8.93%, 3/2/29  300 298
593
Services  0.6%
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.166%,
12/10/29 (3) 736 735
Hertz, Term B, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  736 627
Hertz, Term C, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  144 123
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.416%, 11/15/29  397 379
1,864
Wireless Communications  2.2%
Asurion, FRN, 1M TSFR + 4.25%, 8.566%, 9/19/30  900 889
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/31/28  4,054 3,939

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/20/29 (3) 2,107 1,996
6,824
Total Bank Loans (Cost $36,260) 36,085
COMMON STOCKS  0.1%
Hospital Supplies/Hosp Management  0.1%
Bausch + Lomb (4) 29 418
Total Common Stocks (Cost $535) 418
CONVERTIBLE BONDS  0.4%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  460 459
459
Information Technology  0.2%
Snap, 0.125%, 3/1/28  865 763
763
Total Convertible Bonds (Cost $1,173) 1,222
CONVERTIBLE PREFERRED STOCKS  0.8%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27  8 624
624
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  11 594
594
Insurance  0.4%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $1,400 (4)
(5)(7) 58 1,400
1,400
Total Convertible Preferred Stocks (Cost $2,328) 2,618
CORPORATE BONDS  80.7%
Aerospace & Defense  2.7%
TransDigm, 6.00%, 1/15/33 (1) 1,630 1,648
TransDigm, 6.25%, 1/31/34 (1)(8) 555 568
TransDigm, 6.375%, 5/31/33 (1) 1,020 1,033
TransDigm, 6.625%, 3/1/32 (1) 1,680 1,728

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 6.75%, 8/15/28 (1) 530 541
TransDigm, 6.75%, 1/31/34 (1) 1,365 1,406
TransDigm, 6.875%, 12/15/30 (1) 1,080 1,120
TransDigm, 7.125%, 12/1/31 (1) 450 469
8,513
Airlines  0.2%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(6) 400 401
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(6) 100 100
501
Automotive  3.6%
Adient Global Holdings, 8.25%, 4/15/31 (1) 815 857
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,010 1,035
Advance Auto Parts, 7.375%, 8/1/33 (1) 1,240 1,271
Clarios Global, 6.75%, 5/15/28 (1) 160 164
Clarios Global, 6.75%, 2/15/30 (1) 635 656
Clarios Global, 8.50%, 5/15/27 (1) 695 698
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 493 624
Nissan Motor, 4.81%, 9/17/30 (1) 935 869
Nissan Motor, 7.50%, 7/17/30 (1) 300 313
Nissan Motor, 7.75%, 7/17/32 (1) 300 314
Nissan Motor, 8.125%, 7/17/35 (1) 300 317
Rivian Holdings, 10.00%, 1/15/31 (1) 2,990 2,818
Wand NewCo 3, 7.625%, 1/30/32 (1) 1,380 1,454
11,390
Broadcasting  4.7%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 530 537
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(8) 855 801
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 530 539
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 795 771
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 1,285 1,333
CMG Media, 8.875%, 6/18/29 (1) 1,610 1,495
E.W. Scripps, 9.875%, 8/15/30 (1) 900 844
Gray Media, 5.375%, 11/15/31 (1) 995 731
Gray Media, 9.625%, 7/15/32 (1) 1,000 1,002
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 1,869 1,855
Scripps Escrow II, 3.875%, 1/15/29 (1)(8) 595 527
Sirius XM Radio, 5.00%, 8/1/27 (1) 430 428
Sirius XM Radio, 5.50%, 7/1/29 (1) 330 328
Stagwell Global, 5.625%, 8/15/29 (1) 810 780
Univision Communications, 8.50%, 7/31/31 (1) 1,445 1,485
Univision Communications, 9.375%, 8/1/32 (1) 1,310 1,379
14,835

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Building & Real Estate  0.6%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 305 308
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 260 278
Howard Hughes, 4.125%, 2/1/29 (1) 295 281
Howard Hughes, 5.375%, 8/1/28 (1) 877 873
1,740
Building Products  1.4%
Builders FirstSource, 6.375%, 6/15/32 (1) 103 106
Builders FirstSource, 6.375%, 3/1/34 (1) 300 309
CP Atlas Buyer, 9.75%, 7/15/30 (1) 290 299
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 365 361
Quikrete Holdings, 6.375%, 3/1/32 (1) 1,495 1,536
Quikrete Holdings, 6.75%, 3/1/33 (1) 1,690 1,747
4,358
Cable Operators  6.7%
C&W Senior Finance, 9.00%, 1/15/33 (1) 745 783
CCO Holdings, 4.25%, 1/15/34 (1) 830 720
CCO Holdings, 4.50%, 8/15/30 (1) 405 382
CCO Holdings, 4.50%, 6/1/33 (1) 1,085 967
CCO Holdings, 4.75%, 2/1/32 (1)(8) 955 886
CCO Holdings, 7.375%, 3/1/31 (1) 975 1,010
Charter Communications Operating, 6.484%, 10/23/45  2,295 2,226
CSC Holdings, 6.50%, 2/1/29 (1) 545 426
CSC Holdings, 7.50%, 4/1/28 (1) 785 632
CSC Holdings, 11.25%, 5/15/28 (1)(8) 1,010 1,007
CSC Holdings, 11.75%, 1/31/29 (1) 545 499
Directv Financing, 10.00%, 2/15/31 (1) 1,135 1,126
DISH DBS, 5.25%, 12/1/26 (1) 1,250 1,213
DISH DBS, 5.75%, 12/1/28 (1) 3,381 3,178
DISH DBS, 7.375%, 7/1/28  472 426
DISH DBS, 7.75%, 7/1/26  622 605
DISH Network, 11.75%, 11/15/27 (1) 470 496
EchoStar, 10.75%, 11/30/29  2,467 2,656
Midcontinent Communications, 8.00%, 8/15/32 (1) 600 626
Sable International Finance, 7.125%, 10/15/32 (1) 650 662
Time Warner Cable Enterprises, 8.375%, 7/15/33  510 594
21,120
Chemicals  1.6%
Avient, 6.25%, 11/1/31 (1) 200 204
Avient, 7.125%, 8/1/30 (1) 375 387
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 520 547
Celanese U.S. Holdings, 7.05%, 11/15/30  670 694
Celanese U.S. Holdings, 7.20%, 11/15/33  1,445 1,497

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Qnity Electronics, 5.75%, 8/15/32 (1) 270 275
Qnity Electronics, 6.25%, 8/15/33 (1) 215 221
Windsor Holdings III, 8.50%, 6/15/30 (1) 520 551
WR Grace Holdings, 5.625%, 8/15/29 (1) 595 554
4,930
Consumer Products  0.4%
Newell Brands, 8.50%, 6/1/28 (1) 1,302 1,375
1,375
Container  0.3%
Ball, 6.00%, 6/15/29  800 818
818
Energy  12.3%
Aethon United BR, 7.50%, 10/1/29 (1) 511 533
AmeriGas Partners, 9.50%, 6/1/30 (1) 1,015 1,061
Civitas Resources, 8.625%, 11/1/30 (1) 695 721
Civitas Resources, 9.625%, 6/15/33 (1) 1,400 1,477
Comstock Resources, 6.75%, 3/1/29 (1) 1,271 1,250
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,795 2,722
Crescent Energy Finance, 7.625%, 4/1/32 (1) 1,100 1,095
Crescent Energy Finance, 9.25%, 2/15/28 (1) 688 716
Diamondback Energy, 5.75%, 4/18/54  1,155 1,075
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 340 347
Hilcorp Energy I, 7.25%, 2/15/35 (1) 1,285 1,256
Hilcorp Energy I, 8.375%, 11/1/33 (1) 2,935 3,063
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 700 718
Matador Resources, 6.25%, 4/15/33 (1) 750 753
NGL Energy Operating, 8.125%, 2/15/29 (1) 580 591
NGL Energy Operating, 8.375%, 2/15/32 (1) 880 894
Occidental Petroleum, 6.05%, 10/1/54  650 604
Permian Resources Operating, 6.25%, 2/1/33 (1) 1,210 1,228
Permian Resources Operating, 9.875%, 7/15/31 (1) 358 389
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,380 1,433
Range Resources, 4.75%, 2/15/30 (1) 335 327
Seadrill Finance, 8.375%, 8/1/30 (1) 1,420 1,468
Sunoco, 7.00%, 5/1/29 (1) 395 410
Sunoco, 7.25%, 5/1/32 (1) 647 683
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 405 398
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 765 784
Transocean, 6.80%, 3/15/38  65 51
Transocean, 8.25%, 5/15/29 (1) 380 368
Transocean, 8.50%, 5/15/31 (1) 720 673
Transocean, 8.75%, 2/15/30 (1) 1,084 1,145
Transocean Aquila, 8.00%, 9/30/28 (1) 196 200

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 8.375%, 6/1/31 (1) 705 738
Venture Global LNG, 9.50%, 2/1/29 (1) 640 703
Venture Global LNG, VR, 9.00% (1)(9)(10) 4,570 4,530
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 800 832
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 1,430 1,494
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 520 570
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,275 1,420
38,720
Entertainment & Leisure  1.4%
Churchill Downs, 5.75%, 4/1/30 (1) 455 454
Cinemark USA, 5.25%, 7/15/28 (1) 280 278
Cinemark USA, 7.00%, 8/1/32 (1) 1,000 1,034
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 800 820
Six Flags Entertainment, 7.25%, 5/15/31 (1) 1,755 1,764
4,350
Financial  12.1%
Acrisure, 7.50%, 11/6/30 (1) 680 704
Acrisure, 8.25%, 2/1/29 (1) 565 588
Acrisure, 8.50%, 6/15/29 (1) 650 682
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 923 954
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1)(8) 1,370 1,411
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 620 659
Focus Financial Partners, 6.75%, 9/15/31 (1) 896 923
Hightower Holding, 9.125%, 1/31/30 (1) 2,385 2,552
HUB International, 5.625%, 12/1/29 (1) 180 180
HUB International, 7.25%, 6/15/30 (1) 1,480 1,547
HUB International, 7.375%, 1/31/32 (1) 3,485 3,651
Jane Street Group, 6.125%, 11/1/32 (1) 895 896
Jane Street Group, 6.75%, 5/1/33 (1) 2,120 2,189
Jane Street Group, 7.125%, 4/30/31 (1) 1,512 1,574
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 924 975
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 2,750 2,918
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 1,885 1,871
Navient, 5.625%, 8/1/33  1,160 1,061
Navient, 7.875%, 6/15/32 (8) 850 890
Navient, 9.375%, 7/25/30  1,325 1,448
Navient, 11.50%, 3/15/31  1,400 1,586
OneMain Finance, 7.125%, 9/15/32  1,150 1,193
OneMain Finance, 7.50%, 5/15/31  715 747
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 2,765 2,858
PennyMac Financial Services, 6.875%, 2/15/33 (1) 970 988
PennyMac Financial Services, 7.125%, 11/15/30 (1) 1,140 1,180

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ryan Specialty, 5.875%, 8/1/32 (1) 465 470
USI, 7.50%, 1/15/32 (1) 1,031 1,090
37,785
Food  0.3%
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(6) 556 598
Darling Ingredients, 6.00%, 6/15/30 (1) 465 469
1,067
Gaming  1.9%
Caesars Entertainment, 6.50%, 2/15/32 (1) 340 348
Caesars Entertainment, 7.00%, 2/15/30 (1) 1,100 1,137
Churchill Downs, 6.75%, 5/1/31 (1) 510 524
Light & Wonder International, 7.00%, 5/15/28 (1) 145 145
Light & Wonder International, 7.25%, 11/15/29 (1) 540 553
Light & Wonder International, 7.50%, 9/1/31 (1) 300 312
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 1,020 1,024
Scientific Games Holdings, 6.625%, 3/1/30 (1) 355 340
Voyager Parent, 9.25%, 7/1/32 (1) 1,400 1,470
5,853
Health Care  7.0%
1261229 B.C., 10.00%, 4/15/32 (1) 1,865 1,935
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,050 1,028
Bausch + Lomb, 8.375%, 10/1/28 (1) 530 552
CHS, 10.875%, 1/15/32 (1) 2,190 2,310
DaVita, 6.875%, 9/1/32 (1) 1,000 1,032
LifePoint Health, 8.375%, 2/15/32 (1) 1,320 1,394
LifePoint Health, 9.875%, 8/15/30 (1) 547 591
LifePoint Health, 10.00%, 6/1/32 (1)(8) 1,406 1,448
LifePoint Health, 11.00%, 10/15/30 (1) 1,965 2,162
Medline Borrower, 5.25%, 10/1/29 (1) 595 589
Medline Borrower, 6.25%, 4/1/29 (1) 1,930 1,981
Molina Healthcare, 3.875%, 5/15/32 (1) 295 263
Molina Healthcare, 6.25%, 1/15/33 (1) 1,025 1,030
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 469
MPT Operating Partnership, 8.50%, 2/15/32 (1) 950 995
Opal Bidco, 6.50%, 3/31/32 (1) 2,225 2,264
Star Parent, 9.00%, 10/1/30 (1) 442 468
Tenet Healthcare, 6.125%, 10/1/28  290 290
Tenet Healthcare, 6.125%, 6/15/30  435 441
Tenet Healthcare, 6.875%, 11/15/31  290 311
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 430
21,983

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  3.8%
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(6) 1,614 1,821
Cloud Software Group, 8.25%, 6/30/32 (1) 1,185 1,268
Cloud Software Group, 9.00%, 9/30/29 (1) 3,520 3,656
Dye & Durham, 8.625%, 4/15/29 (1) 980 1,024
Entegris, 5.95%, 6/15/30 (1) 900 910
Gen Digital, 6.75%, 9/30/27 (1) 440 447
Gen Digital, 7.125%, 9/30/30 (1) 417 429
Match Group Holdings II, 4.625%, 6/1/28 (1) 305 300
Match Group Holdings II, 5.625%, 2/15/29 (1) 115 115
McAfee, 7.375%, 2/15/30 (1) 1,405 1,296
Wolfspeed, 12.875%, 6/23/30 (1)(4) 710 753
12,019
Lodging  0.1%
Hilton Domestic Operating, 4.875%, 1/15/30  180 180
180
Manufacturing  0.5%
Madison IAQ, 5.875%, 6/30/29 (1) 1,530 1,507
1,507
Metals & Mining  1.3%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 945 1,000
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,055 1,174
ATI, 5.125%, 10/1/31  235 228
ATI, 7.25%, 8/15/30  395 415
Carpenter Technology, 7.625%, 3/15/30  1,098 1,131
Hecla Mining, 7.25%, 2/15/28  166 168
4,116
Other Telecommunications  1.8%
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 560 565
Level 3 Financing, 4.00%, 4/15/31 (1) 1,265 1,056
Level 3 Financing, 6.875%, 6/30/33 (1) 1,415 1,426
Level 3 Financing, 7.00%, 3/31/34 (1) 1,700 1,704
Level 3 Financing, 10.00%, 10/15/32 (1) 563 563
Level 3 Financing, 10.75%, 12/15/30 (1) 349 393
5,707
Real Estate Investment Trust Securities  1.6%
Service Properties Trust, 8.625%, 11/15/31 (1) 3,155 3,352
Service Properties Trust, 8.875%, 6/15/32  1,570 1,617
4,969
Retail  1.5%
Bath & Body Works, 6.625%, 10/1/30 (1) 315 323
Bath & Body Works, 6.75%, 7/1/36  265 270

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, VR, 7.00%, 3/10/55 (10) 3,130 3,246
PetSmart, 7.50%, 9/15/32 (1) 800 790
4,629
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 695 724
724
Services  4.6%
Albion Financing 1, 7.00%, 5/21/30 (1) 872 900
Allied Universal Holdco, 6.00%, 6/1/29 (1) 685 676
Allied Universal Holdco, 7.875%, 2/15/31 (1) 1,407 1,476
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 1,065 1,104
Axon Enterprise, 6.125%, 3/15/30 (1) 620 636
Axon Enterprise, 6.25%, 3/15/33 (1) 460 474
Boost Newco Borrower, 7.50%, 1/15/31 (1) 760 806
EG Global Finance, 12.00%, 11/30/28 (1) 1,895 2,095
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 350 367
RB Global Holdings, 6.75%, 3/15/28 (1) 140 143
RB Global Holdings, 7.75%, 3/15/31 (1) 293 307
Sabre GLBL, 10.75%, 11/15/29 (1) 720 699
Sabre GLBL, 11.125%, 7/15/30 (1) 525 514
Shift4 Payments, 6.75%, 8/15/32 (1) 410 424
Staples, 10.75%, 9/1/29 (1) 605 578
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 1,395 1,386
UKG, 6.875%, 2/1/31 (1) 1,880 1,939
14,524
Transportation  0.2%
Watco, 7.125%, 8/1/32 (1) 515 536
536
Utilities  7.0%
AES, VR, 6.95%, 7/15/55 (10) 335 325
AES, VR, 7.60%, 1/15/55 (10) 160 164
Alpha Generation, 6.75%, 10/15/32 (1) 1,215 1,250
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  580 573
HAT Holdings I, 8.00%, 6/15/27 (1) 848 878
NRG Energy, VR, 10.25% (1)(9)(10) 677 745
PG&E, VR, 7.375%, 3/15/55 (10) 956 951
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,414 4,701
Vistra, VR, 8.00% (1)(9)(10) 2,684 2,738
Vistra, Series C, VR, 8.875% (1)(9)(10) 7,215 7,846
Vistra Operations, 7.75%, 10/15/31 (1) 805 854
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (1)(8) 1,000 1,042
22,067

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  0.9%
Rogers Communications, VR, 7.00%, 4/15/55 (10) 2,815 2,889
2,889
Total Corporate Bonds (Cost $246,331) 253,205
MUNICIPAL SECURITIES  0.8%
Puerto Rico  0.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 3,946 2,476
Total Municipal Securities (Cost $2,351) 2,476
PREFERRED STOCKS  1.0%
Financials  1.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (4)
(5)(7) 3 3,294
Total Preferred Stocks (Cost $3,241) 3,294
SHORT-TERM INVESTMENTS  2.9%
Money Market Funds  2.9%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 8,951 8,951
Total Short-Term Investments (Cost $8,951) 8,951

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 6,707 6,707
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 6,707
Total Securities Lending Collateral (Cost $6,707) 6,707
Total Investments in Securities 100.6%
(Cost $308,731) $ 315,815
Other Assets Less Liabilities (0.6)% (1,994)
Net Assets 100.0% $ 313,821

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $221,775 and represents 70.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Level 3 in fair value hierarchy.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,694 and represents 1.5% of net assets.
(8) All or a portion of this security is on loan at August 31, 2025.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 11/21/25 USD 1,079 EUR 919 $ (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 106++
Totals $ —# $ — $ 106+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 16,533  ¤  ¤ $ 15,658
Total $ 15,658^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $106 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,658.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Credit Opportunities Fund , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Credit
Opportunities Fund , Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Credit Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Credit Opportunities Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 257,742 $ — $ 257,742
Bank Loans — 35,200 885 36,085
Common Stocks 418 — — 418
Convertible Preferred Stocks 1,218 — 1,400 2,618
Preferred Stocks — — 3,294 3,294
Short-Term Investments 8,951 — — 8,951
Securities Lending Collateral 6,707 — — 6,707
Total $ 17,294 $ 292,942 $ 5,579 $ 315,815
Liabilities
Forward Currency Exchange
Contracts $ — $ 2 $ — $ 2
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal
Securities.

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $(20,000) for the period ended August 31, 2025. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F105-054Q1 08/25
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/25
Investment in
Securities
Bank Loans $ 1,010 $ (15) $ 181 $ (5) $ (286) $ 885
Convertible Preferred
Stocks 1,400 — — — — 1,400
Preferred Stocks 3,296 (2) — — — 3,294
Total $ 5,706 $ (17) $ 181 $ (5) $ (286) $ 5,579